TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 02, 2017	Jun. 30, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Contingency [Line Items]
Liability for unrecognized tax benefits				$ 3,876	$ 2,737
Corporate tax rate				23.00%	24.00%	25.00%
Population of enterprise sales in a specific market				14 million
Tax loss carry-forwards				$ 2,491
Machinery and Manufacturing Equipment [Member]
Income Tax Contingency [Line Items]
Accelerated depreciation rate				200.00%
Building [Member]
Income Tax Contingency [Line Items]
Accelerated depreciation rate				400.00%
Minimum [Member]
Income Tax Contingency [Line Items]
Percentage of industrial enterprise sales revenues				25.00%
Minimum [Member] | Subsequent Event [Member]
Income Tax Contingency [Line Items]
Corporate tax rate			21.00%
Maximum [Member]
Income Tax Contingency [Line Items]
Percentage of industrial enterprise sales revenues				75.00%
Maximum [Member] | Subsequent Event [Member]
Income Tax Contingency [Line Items]
Corporate tax rate			35.00%
Attributable to Approved Enterprise Programs [Member]
Income Tax Contingency [Line Items]
Tax-exempt earnings				$ 20,643
Tax liability, if distributed				4,748
Attributable to Beneficiary Enterprise Program [Member]
Income Tax Contingency [Line Items]
Tax-exempt earnings				16,131
Tax liability, if distributed				$ 3,710
Internal Revenue Service (IRS) [Member]
Income Tax Contingency [Line Items]
Corporate tax rate				26.40%
Internal Revenue Service (IRS) [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year							2015
Australian Taxation Office [Member]
Income Tax Contingency [Line Items]
Corporate tax rate				30.00%
Australian Taxation Office [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year							2014
Inland Revenue, Singapore (IRAS) [Member]
Income Tax Contingency [Line Items]
Corporate tax rate				17.00%
Inland Revenue, Singapore (IRAS) [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year							2013
Canada Revenue Agency [Member]
Income Tax Contingency [Line Items]
Corporate tax rate				26.60%
Canada Revenue Agency [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year							2015
England [Member]
Income Tax Contingency [Line Items]
Corporate tax rate				21.00%
England [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year				2016
Israel Tax Authority [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year							2015
Development Area A [Member]
Income Tax Contingency [Line Items]
Corporate tax rate	7.50%	20.00%		9.00%
Tax rate for Company's manufacturing plant in Sdot-Yam	16.00%
Foreign residents from the preferred enterprise earnings [Member]
Income Tax Contingency [Line Items]
Corporate tax rate								20.00%